Business Segments Geographical Locations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenues	$ 8,906	$ 8,131	$ 6,576
Property, Plant and Equipment, Net	367	353		$ 418
UNITED STATES
Segment Reporting Information [Line Items]
Revenues	6,848	6,046	4,524
Property, Plant and Equipment, Net	109	105
JAPAN
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	106	94
UNITED KINGDOM
Segment Reporting Information [Line Items]
Revenues	545	544	942
Property, Plant and Equipment, Net	75	82
GERMANY
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	40	36
Total of All Other Countries [Member]
Segment Reporting Information [Line Items]
Revenues	1,513	1,541	$ 1,110
Property, Plant and Equipment, Net	$ 37	$ 36